Balance Sheet Components - Narrative (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Jan. 31, 2017	Jan. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Depreciation	$ 5,100,000	$ 3,100,000	$ 6,400,000	$ 5,200,000
Amortization expense of intangible assets	1,900,000	1,800,000	3,700,000	3,500,000
Goodwill impairment	$ 0	$ 0	$ 0	$ 0